Share-based payments - Disclosure of assumptions used for the measurement of AGAs (Details)	6 Months Ended
Jun. 30, 2026 € / shares
AGA-2026-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	€ 95.50
FAIR VALUE OF THE AGA (in euro per share)	95.50
AGA-2026-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	106.00
FAIR VALUE OF THE AGA (in euro per share)	106.00
AGA-2026-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	106.00
FAIR VALUE OF THE AGA (in euro per share)	106.00
AGA-2026-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	105.10
FAIR VALUE OF THE AGA (in euro per share)	€ 105.10